Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements
Summary of assets and liabilities that are measured at fair value on a recurring basis

		September 30,	December 31,
Description	Level	2024	2023
Liabilities
Warrant liabilities	3	$52,955,510	$22,024,165
Derivative liabilities	3	$2,027,773	$922,834

		December 31,	December 31,
Description	Level	2023	2022
Liabilities
Warrant liabilities	3	$22,024,165	$5,652,553
Derivative Liabilities	3	$922,834	$1,572,078